International Growth Fund Expense Example - International Growth Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	570
Expense Example, with Redemption, 10 Years	$ 1,294